Fair Value Measurements - Summary of Fair Value Measurements Measured on Recurring Basis (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 354,264,460	$ 350,437,823	$ 345,000,000
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 354,264,460	$ 350,437,823